Taxes (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit from continuing operations at tax rate applicable in the respective countries	$ 29,186	$ 3,727	$ (104,764)
Permanent differences:
Share of profit of associates and joint ventures	10,764	1,133	(1,241)
Provision of tax loss carry forwards	644	(2,017)	37,235
Accounting Inflation adjustment permanent difference	21,849	103,062	125,243
Difference between provision and tax return	(18)	40,701	(665)
Non-taxable profit, non-deductible expenses and others	974	1,388	(1,957)
Tax inflation adjustment permanent difference	(17,063)	91,708	(76,034)
Income tax expense	$ 46,336	$ 239,702	$ (22,183)